Share-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended	24 Months Ended
	Aug. 13, 2021 shares	May 19, 2020 shares	Aug. 17, 2018	Aug. 17, 2017	Aug. 31, 2021 shares	May 31, 2021 shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2021 USD ($) day $ / shares shares	Sep. 30, 2021 USD ($) £ / shares shares	Sep. 30, 2020 USD ($) period $ / shares shares	Dec. 31, 2020	Aug. 17, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)									12,607
Share-based compensation expense | $							$ 2,287	$ 5,215	$ 5,857		$ 16,617
Number of periods | period											11
Granted (in dollars per share) | $ / shares									$ 22.71		$ 8.25
Unrecognized compensation cost of options | $							27,600		$ 27,600	$ 27,600
Weighted average grant date fair value of shares granted (in dollars per share) | $ / shares									$ 22.71		$ 8.25
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $							1,288	2,231	$ 3,023		$ 5,748
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $							999	$ 2,984	$ 2,834		$ 10,869
United Kingdom Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition									3 years 2 months 12 days
Weighted average exercise price (in dollars per share) | $ / shares											$ 4.00
United States Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price (in dollars per share) | $ / shares											$ 4.72
Share-based Payment Arrangement, Tranche One | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				25.00%
Share-based Payment Arrangement, Tranche Two | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage			25.00%
Share-based Payment Arrangement, Tranche Three | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage													50.00%
Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)									12,607
Granted (in shares)									0
Granted (in dollars per share) | $ / shares									$ 0
Weighted average grant date fair value of shares granted (in dollars per share) | $ / shares									$ 0
Share options | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $											$ 2,400
Share options | General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $											7,000
Vested restricted share units, for which shares are not in issue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)	12,607				44,280	44,280			56,887
Vested in period, fair value | $									$ 100		$ 1,200
Unrecognized compensation cost | $							$ 1,600		$ 1,600	$ 1,600
Period for recognition									2 years 9 months 18 days
Exercise price (in pound sterling per share) | £ / shares										$ 0.01
2017 Equity Incentive Plan | President and Chief Business Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		1,015,813
2017 Equity Incentive Plan | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized							13,601,246		13,601,246	13,601,246
Number of shares available for issuance							445,943		445,943	445,943
Vested (in shares)						12,607
2017 Equity Incentive Plan | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period											3 years
Share-based compensation expense | $											$ 9,400
Expiration period									10 years
2017 Equity Incentive Plan | Share options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage												33.30%
2017 Equity Incentive Plan | Share options | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage												25.00%
2017 Equity Incentive Plan | Share options | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage												75.00%
2017 Equity Incentive Plan | Share options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period												3 years
2017 Equity Incentive Plan | Share options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period												4 years
2017 Equity Incentive Plan | Vested restricted share units, for which shares are not in issue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)									56,887
Award vesting period												4 years
Award vesting percentage												25.00%
2017 Equity Incentive Plan | Vested restricted share units, for which shares are not in issue | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage									25.00%
Percentage amount closing price is higher than listing price									20.00%
Threshold consecutive trading days | day									5
2017 Equity Incentive Plan | Vested restricted share units, for which shares are not in issue | Share-Based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage									6.25%
2020 Share Option Plan | Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance (in shares)							2,074,325	2,074,325	2,074,325	2,074,325	2,074,325
Maximum percentage of shares outstanding number of shares reserved for issuance may increase								4.00%			4.00%
Number of shares available for grant							494,809		494,809	494,809